Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Financial Assets and Liabilities that are Measured at Fair Value on a Recurring Basis

Financial assets and liabilities that are measured at fair value on a recurring basis are classified as Level 1, Level 2, and Level 3 as follows:

	As of June 30, 2026
	Total	Level 1	Level 2	Level 3
Assets:
Digital assets	$15,860,313	$15,860,313	$—	$—
Total assets	$15,860,313	$15,860,313	$—	$—

Liabilities:
Customer rewards liability	$4,504,290	$—	$—	$4,504,290
February 2026 Investor Note – embedded derivative	85,214	—	—	85,214
Total liabilities	$4,589,504	$—	$—	$4,589,504
	As of December 31, 2025
	Total	Level 1	Level 2	Level 3
Assets:
Digital assets	$140,531,660	$140,531,660	$—	$—
Total assets	$140,531,660	$140,531,660	$—	$—

Liabilities:
Customer rewards liability	$6,872,869	$—	$—	$6,872,869
March 2025 Investor Note	47,207,556	—	—	47,207,556
Total liabilities	$54,080,425	$—	$—	$54,080,425

Financial assets and liabilities that are measured at fair value on a recurring basis are classified as Level 1, Level 2, and Level 3 as follows:

	As of December 31, 2025
	Total	Level 1	Level 2	Level 3
Assets:
Digital assets	$140,531,660	$140,531,660	$—	$—
Total assets	$140,531,660	$140,531,660	$—	$—

Liabilities:
Customer rewards liability	$6,872,869	$—	$—	$6,872,869
March 2025 Investor Note	47,207,556	—	—	47,207,556
Total liabilities	$54,080,425	$—	$—	$54,080,425
	As of December 31, 2024
	Total	Level 1	Level 2	Level 3
Assets:
Digital assets	$102,138,351	$102,138,351	$—	$—
Total assets	$102,138,351	$102,138,351	$—	$—

Liabilities:
Customer rewards liability	$8,569,651	$—	$—	$8,569,651
SAFEs	171,080,533	—	—	171,080,533
Total liabilities	$179,650,184	$—	$—	$179,650,184

Schedule of Significant Inputs which the Fair Value Measurements Associated with Convertible Note

The following table summarizes the significant inputs which the fair value measurements associated with the convertible note was determined:

	As of December 31, 2025	As of December 31, 2024
Risk-free rate (continuously compounded)	3.60%	—
Fold volatility (annual)	99.16%	—
Bitcoin volatility (annual)	52.03%	—
Note term	4.18 Years	—
Fold stock price	$2.61	—
Bitcoin price	$87,508.83	—
Correlation (Fold and Bitcoin)	0.4289	—
Conversion price	$12.50	—
Dividend yield (annual)	0.00%	—

SAFEs [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Changes in Fair Value Associated With Level 3 Convertible Note Financial Instruments Held

The following table summarizes the changes in fair value associated with Level 3 SAFE financial instruments held at the beginning or end of the periods presented:

SAFEs
Balance at January 1, 2024	$10,601,545
Proceeds from issuances of SAFEs	72,106,134
Change in fair value of SAFEs	88,372,854
Balance at December 31, 2024	$171,080,533
Proceeds from issuances of SAFEs	$—
Change in fair value of SAFEs	6,503,113
Conversion of SAFEs	(177,583,646)
Balance at December 31, 2025	$—

Convertible Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Changes in Fair Value Associated With Level 3 Convertible Note Financial Instruments Held

The following table summarizes the changes in fair value associated with Level 3 convertible note financial instruments held at the beginning or end of the periods presented:

Convertible Note
Balance at January 1, 2025	$—
Additions	46,279,500
Fair value adjustment – day one loss on issuance of debt	12,753,994
Fair value adjustment – change in fair value	(910,243)
Balance at June 30, 2025	$58,123,251
Fair value adjustment – change in fair value	(10,915,695)
Balance at December 31, 2025	$47,207,556
Fair value adjustment – change in fair value	(13,200,089)
Settlement – delivery of 500 bitcoin	(34,007,467)
Balance at June 30, 2026	$—

The following table summarizes the changes in fair value associated with Level 3 convertible note financial instruments held at the beginning or end of the periods presented:

Convertible Note
Balance at December 31, 2024	$—
Additions	46,279,500
Fair value adjustment – day one loss on issuance of debt	12,753,994
Fair value adjustment – change in fair value	(11,825,938)
Balance at December 31, 2025	$47,207,556